Earnings Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock options and unvested awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation of diluted earnings per share (in shares)	1.2	1.6	0.4